Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 443,591	$ 146,125
Short term investment		7,165,232	7,028,594
Accounts receivable		889,533
Prepaid expenses and other current assets		2,066,487	219,612
Current assets held for sale associated with discontinued operation of ELPW		1,240,751	3,008,477
TOTAL CURRENT ASSETS		11,877,093	10,471,308
Property, plant and equipment, net		117,453
Right-of-use asset		71,751
Non-current assets held for sale associated with discontinued operation of ELPW		15,674,938	16,159,779
TOTAL NON CURRENT ASSETS		15,864,142	16,159,779
TOTAL ASSETS		27,741,235	26,631,087
CURRENT LIABILITIES
Accounts payable		875,063
Amounts due to related parties		79,773	55,918
Contract liabilities		2,038,433	104,660
Accrued expenses and other current liabilities		1,812,778	1,957,623
Product warranty provision		83,784
Lease liability		32,074
Current liabilities held for sale associated with discontinued operation of ELPW		11,436,442	16,064,529
TOTAL CURRENT LIABILITIES		25,887,182	20,361,777
Product warranty provision		638
Lease liability		41,644
Non-current liabilities held for sale associated with discontinued operation of ELPW		24,555,631	22,720,035
TOTAL NON CURRENT LIABILITIES		24,597,913	22,720,035
TOTAL LIABILITIES		50,485,095	43,081,812
SHAREHOLDERS’ DEFICIT
Treasury shares		(80)
Additional paid in capital	[1]	51,070,354	51,070,184
Statutory reserve		708,470	708,470
Accumulated deficit		(74,474,141)	(68,903,695)
Accumulated other comprehensive (loss) income		(48,964)	673,725
TOTAL SHAREHOLDERS’ DEFICIT		(22,743,860)	(16,450,725)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		27,741,235	26,631,087
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Common stock value		443	533
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock value	[2]	58	58
Related Party [Member]
CURRENT ASSETS
Amounts due from related parties		71,499	68,500
CURRENT LIABILITIES
Short term loans		2,030,366
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term loans		$ 7,498,469	$ 2,179,047

[1]	Including 13,282 shares issued but not outstanding, consisting of 7,032 forfeited Earnout Shares pending cancellation and 6,250 shares held as treasury stock reserved for future issuance, as discussed in Note 16.
[2]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.